Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Bonuses	Total Payments
Total	$ 1,185,631	$ 899,801	$ 17,907	$ 120,392	$ 2,223,731
DZ-30—Oil/Natural Gas—Well, In-Kind [Member]
Total	285,006				285,006
CO-MAG (Caribbean Sea)—Oil/Natural Gas—Well [Member]
Total			1,065		1,065
OM-DA—Oil/Natural Gas—Well, In-Kind [Member]
Total	10,053				10,053
OM-DA—Oil/Natural Gas—Well [Member]
Total			1,400		1,400
OM-WU—Oil/Natural Gas—Well, In-Kind [Member]
Total	83,020				83,020
OM-WU—Oil/Natural Gas—Well [Member]
Total			1,250		1,250
OM-ZA—Oil/Natural Gas—Well, In-Kind [Member]
Total	242,356				242,356
OM-ZA—Oil/Natural Gas—Well [Member]
Total			2,717	96,868	99,585
QA-KH—Oil/Natural Gas—Well [Member]
Total	78,342				78,342
AE-AZ—Natural Gas—Well [Member]
Total			1,700		1,700
AE-AZ—Oil/Natural Gas—Well [Member]
Total	1,129				1,129
DZ-30—Oil/Natural Gas—Well [Member]
Total	$ 249				249
US-CO—Oil/Natural Gas—Well [Member]
Total		2,662	14		2,676
US-LA (Gulf of Mexico)—Oil/Natural Gas—Well [Member]
Total		430,591	8,637	$ 23,524	462,752
US-NM—Oil/Natural Gas—Well [Member]
Total		440,201	190		440,391
US-TX—Oil/Natural Gas—Well [Member]
Total		26,290	806		27,096
US-WY—Oil/Natural Gas—Well [Member]
Total		$ 57	$ 128		$ 185